Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value

13.	Fair Value

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands).

Description:	Level	June 30, 2023	December 31, 2022
Liabilities:
Convertible Notes	3	$1,809	$10,911
Warrant liability	3	2,509	374
Convertible Notes and warrant liability, at fair value		$4,318	$11,285

Convertible Notes

The Company accounts for its Convertible Notes under ASC 815, Derivatives and Hedging (“ASC 815”). Under 815-15-25, the election can be at the inception of a financial instrument to account for the instrument under the fair value option under ASC 825. The Company has made such an election for its Convertible Notes. Using the fair value option, the Convertible Notes, in their entirety, are required to be recorded at initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the notes are recognized as non-cash changes in the fair value of the Convertible Notes in the statements of operations. The fair value of the conversion feature of the Convertible Notes were valued utilizing the Monte Carlo simulation model.

The estimated fair value of the Convertible Notes was based on the following significant inputs:

	June 30, 2023		December 31, 2022
	Tranche 1	Tranche 2	Tranche 1

Risk-free interest rate	5.22%	5.13%	4.46%
Time to expiration (in years)	1.34	1.51	1.84
Expected volatility	95%	95%	85%
Dividend yield	-	-	-
Stock price	$0.53	$0.53	$3.25
Face value	$10,000,000	$10,000,000	$10,000,000
Fixed conversion rate	$0.64	$0.73	$15.00
Roll-forward discount rate	5.64%	19.50%	5.11%

Warrant Liability

The Common Stock Warrants and Series B Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants are recorded in the statements of operations each period. Changes in fair value of the liability resulting from the cumulative changes in instrument-specific credit risk will be presented in accumulated other comprehensive income.

The Warrants were valued using a Monte Carlo simulation model, which is considered to be a Level 3 fair value measurement. Inherent in an options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The following tables provide quantitative information regarding Level 3 fair value measurements for Common Stock Warrants and Series B Warrants as of June 30, 2023 and December 31, 2022.

Common Stock Warrants

	June 30, 2023			December 31, 2022
	Tranche 1	Tranche 2	Purchase Amendment	Tranche 1

Risk-free interest rate	4.13%	4.13%	4.13%	4.46%
Time to expiration (in years)	4.34	4.51	4.51	1.84
Expected volatility	95%	95%	95%	85%
Dividend yield	-	-	-	-
Stock price	$0.53	$0.53	$0.53	$3.25
Exercise price	$0.59	$0.68	$0.58	$15.00
Outstanding warrants	231,312	942,034	537,960	5.11%

Series B Warrants

June 30, 2023
Risk-free interest rate	4.19%
Time to expiration (in years)	4.64
Expected volatility	95%
Dividend yield	-
Stock price	$0.53
Exercise price	$1.56
Outstanding warrants	6,250,500

13.	Fair Value

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The company had no such instruments at December 31, 2021:

Description:	Level	December 31, 2022
Liabilities:
Warrant liability	3	$374
Convertible Notes	3	$10,911

Warrant Liability

The Common Stock Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants are recorded in the statements of operations each period. Changes in fair value of the liability resulting from the cumulative changes in instrument- specific credit risk will be presented in accumulated other comprehensive income.

The Common Stock Warrants were valued using a Monte Carlo simulation model, which is considered to be a Level 3 fair value measurement. Inherent in an options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements for Common Stock Warrants as of December 31, 2022.

December 31, 2022
Exercise price	$15.00
Share price	$3.25
Volatility	85%
Expected life	4.84
Risk-free rate	4.01%
Dividend yield	-

Convertible Note

The Company accounts for its convertible note under ASC 815, Derivatives and Hedging (“ASC 815”). Under 815-15-25, the election can be at the inception of a financial instrument to account for the instrument under the fair value option under ASC 825. The Company has made such election for its convertible note. Using the fair value option, the convertible note, in its entirety, is required to be recorded at its initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the note are recognized as non-cash change in the fair value of the convertible note in the statements of operations. Changes in fair value of the liability resulting from the cumulative changes in instrument- specific credit risk will be presented in accumulated other comprehensive income. The fair value of the conversion feature of the note was valued utilizing the Monte Carlo simulation model.

The estimated fair value of the Convertible Notes was based on the following significant inputs:

December 31, 2022
Risk-free interest rate	4.46%
Time to expiration (in years)	1.84
Expected volatility	85%
Dividend yield	-
Stock price	$3.25
Face value	$10,000,000
Fixed conversion rate	$15.00
Roll-forward discount rate	5.11%